SCHEDULE OF AMORTIZATION EXPENSES FOR INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Remainder of fiscal year	$ 1,327,450
Year 1	2,351,300	$ 2,806,700
Year 2	2,351,300	2,351,300
Year 3	2,351,300	2,351,300
Year 4	2,351,300	2,351,300
Year 5		2,351,300
Thereafter	$ 1,763,475	$ 1,763,475